Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Mar. 31, 2019	2,000,000		377,620,110
Beginning balance, value at Mar. 31, 2019	$ 20		$ 3,776	$ 2,624,573	$ (2,479,631)	$ 148,738
Sale of common stock, shares			62,500,000
Sale of common stock, value			$ 625	399,375		400,000
Issuance of common stock for services, shares			125,383,244
Issuance of common stock for services, value			$ 1,254	686,746		688,000
Issuance of common stock as part of business combination, shares			29,000,000
Issuance of common stock as part of business combination, value			$ 290	185,110		185,400
Cancellation of outstanding shares in exchange cancellation of notes receivable - related party, shares			(29,454,800)
Cancellation of outstanding shares in exchange cancellation of notes receivable - related party, value			$ (294)	(157,479)		(157,773)
Loss from modification of debt				50,756		50,756
Repurchase of outstanding shares (cancelled), shares			(25,781,250)
Repurchase of outstanding shares (cancelled), value			$ (257)	(188,884)		(189,141)
Net loss					(1,337,347)	(1,337,347)
Ending balance, shares at Mar. 31, 2020	2,000,000		539,267,304
Ending balance, value at Mar. 31, 2020	$ 20		$ 5,394	3,600,197	(3,816,978)	(211,367)
Sale of common stock, shares			359,500,002
Sale of common stock, value			$ 3,595	1,651,405		1,655,000
Issuance of common stock for services, shares			15,733,333
Issuance of common stock for services, value			$ 157	89,176		89,333
Conversion of notes payable, shares			166,889,911
Conversion of notes payable, value			$ 1,669	1,426,038		1,427,707
Issuance of warrants as financing costs				566,261		566,261
Issuance of Series B Convertible Preferred Stock in exchange for services, shares		40,000,000
Issuance of Series B Convertible Preferred Stock in exchange for services, value		$ 400		319,600		320,000
Net loss					(5,380,270)	(5,380,270)
Ending balance, shares at Mar. 31, 2021	2,000,000	40,000,000	1,081,390,550
Ending balance, value at Mar. 31, 2021	$ 20	$ 400	$ 10,815	$ 7,652,677	$ (9,197,248)	$ (1,533,336)